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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                   Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer Ibbotson Asset
Allocation Series

 April 30, 2013

Ticker Symbols:

Class	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
A	PIAVX	PIALX	GRAAX	PIAAX
B	PIBVX	PIBLX	GRABX	IALBX
C	PICVX	PIDCX	GRACX	IALCX
Y	IBBCX	IMOYX	IBGYX	IBAYX

Schedule of Investments |4/30/13  (unaudited)
Pioneer Ibbotson Conservative Allocation Fund

chedule of Investments

Shares		Value
	MUTUAL FUNDS — 95.0%
	PIONEER FUNDS* — 95.0%
262,183	Pioneer Absolute Return Credit Fund Class Y	$ 2,666,397
1,436,920	Pioneer Bond Fund Class Y	14,268,620
60,923	Pioneer Disciplined Growth Fund Class Y	685,382
174,303	Pioneer Disciplined Value Fund Class Y	1,711,656
25,455	Pioneer Emerging Markets Fund Class Y	655,217
21,523	Pioneer Equity Income Fund Class Y	688,302
93,787	Pioneer Floating Rate Fund Class Y	658,387
55,726	Pioneer Fund Class Y	2,051,285
92,565	Pioneer Fundamental Growth Fund Class Y	1,370,884
35,381	Pioneer Fundamental Value Fund Class Y	725,662
114,715	Pioneer Global Aggregate Bond Fund Class Y	1,327,258
241,344	Pioneer Global Equity Fund Class Y	2,739,252
386,436	Pioneer Global High Yield Fund Class Y	3,964,832
10,799	Pioneer Growth Opportunities Fund Class Y	365,761
247,171	Pioneer High Yield Fund Class Y	2,689,215
244,971	Pioneer International Value Fund Class Y	5,181,132
54,113	Pioneer Mid Cap Value Fund Class Y	1,356,073
64,933	Pioneer Multi-Asset Ultrashort Income Fund Class Y	655,821
10,307	Pioneer Oak Ridge Small Cap Growth Fund Class Y	339,211
24,940	Pioneer Real Estate Shares Class Y	698,825
112,545	Pioneer Research Fund Class Y	1,368,542
31,815	Pioneer Select Mid Cap Growth Fund Class Y	688,794
1,123,229	Pioneer Short Term Income Fund Class Y	10,917,791
521,877	Pioneer Strategic Income Fund Class Y	5,980,711

	TOTAL MUTUAL FUNDS (Cost $54,890,286)	$ 63,755,010
	TOTAL INVESTMENTS IN SECURITIES — 95.0%
	(Cost $54,890,286) (a)	$ 63,755,010
	OTHER ASSETS AND LIABILITIES - 5.0%	$ 3,327,391
	TOTAL NET ASSETS — 100.0%	$ 67,082,401

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At April 30, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $54,890,286 was as follows:

	Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost	$ 8,864,724

	Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value	–

	Net unrealized gain	$ 8,864,724

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/13

Schedule of Investments |4/30/13  (unaudited)
Pioneer Ibbotson Conservative Allocation Fund   (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$63,755,010	$–	$–	$63,755,010
Total	$63,755,010	$–	$–	$63,755,010

.

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/13

Schedule of Investments | 4/30/13 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund

Shares		Value
	MUTUAL FUNDS — 97.9%
	PIONEER FUNDS* — 97.9%
570,164	Pioneer Absolute Return Credit Fund Class Y	$ 5,798,572
2,344,850	Pioneer Bond Fund Class Y	23,284,357
379,006	Pioneer Disciplined Growth Fund Class Y	4,263,818
790,453	Pioneer Disciplined Value Fund Class Y	7,762,246
301,057	Pioneer Emerging Markets Fund Class Y	7,749,210
146,526	Pioneer Equity Income Fund Class Y	4,685,912
185,305	Pioneer Fund Class Y	6,821,071
475,366	Pioneer Fundamental Growth Fund Class Y	7,040,171
289,898	Pioneer Fundamental Value Fund Class Y	5,945,815
319,077	Pioneer Global Aggregate Bond Fund Class Y	3,691,725
1,557,290	Pioneer Global Equity Fund Class Y	17,675,241
911,329	Pioneer Global High Yield Fund Class Y	9,350,235
169,352	Pioneer Growth Opportunities Fund Class Y	5,735,937
401,907	Pioneer High Yield Fund Class Y	4,372,748
1,145,533	Pioneer International Value Fund Class Y	24,228,014
552,701	Pioneer Mid Cap Value Fund Class Y	13,850,692
177,890	Pioneer Multi-Asset Ultrashort Income Fund Class Y	1,796,686
227,294	Pioneer Oak Ridge Small Cap Growth Fund Class Y	7,480,237
171,948	Pioneer Real Estate Shares Class Y	4,817,973
364,566	Pioneer Research Fund Class Y	4,433,122
200,946	Pioneer Select Mid Cap Growth Fund Class Y	4,350,485
2,284,107	Pioneer Short Term Income Fund Class Y	22,201,524
517,185	Pioneer Strategic Income Fund Class Y	5,926,944
	TOTAL MUTUAL FUNDS (Cost $163,587,444)	$ 203,262,735
	TOTAL INVESTMENTS IN SECURITIES — 97.9%
	(Cost $163,587,444) (a)	$ 203,262,735
	OTHER ASSETS AND LIABILITIES - 2.1%	$ 4,305,695
	TOTAL NET ASSETS — 100.0%	$ 207,568,430

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At April 30, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $163,587,444 was as follows:

	Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost	$ 39,675,291

	Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value	–

	Net unrealized gain	$ 39,675,291

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/13

Schedule of Investments | 4/30/13 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund  (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$203,262,735	$–	$–	$203,262,735
Total	$203,262,735	$–	$–	$203,262,735

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/13

Schedule of Investments | 4/30/13 (unaudited)
Pioneer Ibbotson Growth Allocation Fund

Shares		Value
	MUTUAL FUNDS — 99.9%
	PIONEER FUNDS* — 99.9%
12,900	Pioneer Absolute Return Credit Fund Class Y	$ 131,189
2,197,248	Pioneer Bond Fund Class Y	21,818,676
558,977	Pioneer Disciplined Growth Fund Class Y	6,288,494
1,041,991	Pioneer Disciplined Value Fund Class Y	10,232,354
463,195	Pioneer Emerging Markets Fund Class Y	11,922,630
242,123	Pioneer Equity Income Fund Class Y	7,743,083
212,693	Pioneer Fund Class Y	7,829,213
610,998	Pioneer Fundamental Growth Fund Class Y	9,048,888
333,372	Pioneer Fundamental Value Fund Class Y	6,837,457
336,717	Pioneer Global Aggregate Bond Fund Class Y	3,895,810
1,893,022	Pioneer Global Equity Fund Class Y	21,485,805
430,020	Pioneer Global High Yield Fund Class Y	4,412,001
242,730	Pioneer Growth Opportunities Fund Class Y	8,221,258
189,367	Pioneer High Yield Fund Class Y	2,060,309
534	Pioneer Independence Fund Class Y	7,384
1,464,681	Pioneer International Value Fund Class Y	30,977,996
642,171	Pioneer Mid Cap Value Fund Class Y	16,092,797
597	Pioneer Oak Ridge Large Cap Growth Fund Class Y	8,923
225,380	Pioneer Oak Ridge Small Cap Growth Fund Class Y	7,417,260
284,464	Pioneer Real Estate Shares Class Y	7,970,693
595,912	Pioneer Research Fund Class Y	7,246,289
304,990	Pioneer Select Mid Cap Growth Fund Class Y	6,603,041
1,731,936	Pioneer Short Term Income Fund Class Y	16,834,419
568,316	Pioneer Strategic Income Fund Class Y	6,512,897
641	Pioneer Value Fund Class Y	8,727
	TOTAL MUTUAL FUNDS (Cost $173,386,842)	$ 221,607,593
	TOTAL INVESTMENTS IN SECURITIES — 99.9%
	(Cost $173,386,842) (a)	$ 221,607,593
	OTHER ASSETS AND LIABILITIES - 0.1%	$ 260,805
	TOTAL NET ASSETS — 100.0%	$ 221,868,398

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At April 30, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $173,386,842 was as follows:

	Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost	$ 48,220,751

	Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value	–

	Net unrealized gain	$ 48,220,751

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/13

Schedule of Investments | 4/30/13 (unaudited)
Pioneer Ibbotson Growth Allocation Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$221,607,593	$–	$–	$221,607,593
Total	$221,607,593	$–	$–	$221,607,593

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/13

Schedule of Investments | 4/30/13 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

Shares		Value
	MUTUAL FUNDS — 100.0%
	PIONEER FUNDS* — 100.0%
710,391	Pioneer Bond Fund Class Y	$ 7,054,179
277,477	Pioneer Disciplined Growth Fund Class Y	3,121,614
545,163	Pioneer Disciplined Value Fund Class Y	5,353,501
336,819	Pioneer Emerging Markets Fund Class Y	8,669,711
125,360	Pioneer Equity Income Fund Class Y	4,009,005
110,396	Pioneer Fund Class Y	4,063,687
288,949	Pioneer Fundamental Growth Fund Class Y	4,279,332
155,881	Pioneer Fundamental Value Fund Class Y	3,197,121
1,175,089	Pioneer Global Equity Fund Class Y	13,337,263
142,459	Pioneer Growth Opportunities Fund Class Y	4,825,084
1,092,144	Pioneer International Value Fund Class Y	23,098,842
489,445	Pioneer Mid Cap Value Fund Class Y	12,265,488
167,885	Pioneer Oak Ridge Small Cap Growth Fund Class Y	5,525,087
206,461	Pioneer Real Estate Shares Class Y	5,785,025
304,487	Pioneer Research Fund Class Y	3,702,560
227,445	Pioneer Select Mid Cap Growth Fund Class Y	4,924,184
334,184	Pioneer Short Term Income Fund Class Y	3,248,265
263,099	Pioneer Strategic Income Fund Class Y	3,015,115
	TOTAL MUTUAL FUNDS (Cost $88,776,904)	$ 119,475,063
	TOTAL INVESTMENTS IN SECURITIES — 100.0%
	(Cost $88,776,904) (a)	$ 119,475,063
	OTHER ASSETS AND LIABILITIES -0.0%	$ 33,347
	TOTAL NET ASSETS — 100.0%	$ 119,508,410

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At April 30, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $88,776,904 was as follows:

	Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost	$ 30,698,159

	Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value	–

	Net unrealized gain	$ 30,698,159

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/13

Schedule of Investments | 4/30/13 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund  (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$119,475,063	$–	$–	$119,475,063
Total	$119,475,063	$–	$–	$119,475,063

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 27, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 27, 2013

* Print the name and title of each signing officer under his or her signature.